ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
6.	ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	As of December 31,
	2013	2014

Accounts receivable	$17,101	$20,990
Allowance of doubtful accounts	(1,143)	(2,946)
Accounts receivable, net	$15,958	$18,044

Accounts receivable mainly represent amounts earned under advertising contracts at the respective balance sheet dates. These amounts become billable according to the contract term.

Movement of allowance for doubtful accounts is as follows:

	As of December 31,
	2012	2013	2014

Balance at beginning of year	$224	$556	$1,143
Charge to expenses	325	812	2,090
Transferring out as a result of deconsolidation of subsidiaries	-	(2)	(247)
Write off of accounts receivable	-	(249)	-
Exchange difference	7	26	(40)
Balance at end of year	$556	$1,143	$2,946